General information	6 Months Ended
Jun. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General information	General information
Seadrill Limited is incorporated in Bermuda and is a publicly listed company on the Oslo Stock Exchange. We provide offshore drilling services to the oil and gas industry. As at June 30, 2020 we owned and operated 35 offshore drilling units. Our fleet consists of drillships, jack-up rigs and semi-submersible rigs for operations in shallow and deepwater areas, and in benign and harsh environments. We also manage and operate a further 20 drilling units for our related parties Seadrill Partners, SeaMex, Northern Ocean and Sonadrill.

Except where the context otherwise requires or where otherwise indicated, the terms “Seadrill,” “the Group,” “we,” “us,” “our,” “the Company” and “our Business” refer to either Seadrill Limited, any one or more of its consolidated subsidiaries, or to all such entities.

Basis of presentation

The Consolidated Financial Statements are presented in accordance with generally accepted accounting principles in the United States of America (U.S. GAAP). The amounts are presented in United States dollar ("U.S. dollar," "$" or "US$") rounded to the nearest million, unless otherwise stated. The accompanying Consolidated Financial Statements present the financial position of Seadrill Limited, the consolidated subsidiaries and our interests in associated entities. Investments in companies in which we control, or directly or indirectly hold more than 50% of the voting control are consolidated in the Consolidated Financial Statements, as well as certain variable interest entities of which we are deemed to be the primary beneficiary (though not directly or indirectly holding more than 50% of the voting control).

The accompanying unaudited interim financial statements, in the opinion of management, include all material adjustments that are considered necessary for a fair statement of the Company’s financial statements in accordance with generally accepted accounting principles in the United States of America. The accompanying unaudited interim financial statements do not include all of the disclosures required in complete annual financial statements. These financial statements should be read in conjunction with our annual financial statements filed with the SEC on Form 20-F for the year ended December 31, 2019 (SEC File No. 333-224459).

The financial information in this report has been prepared on the basis that we will continue as a going concern, which presumes that we will be able to realize our assets and discharge our liabilities in the normal course of business as they come due. Therefore, financial information in this report does not reflect the adjustments to the carrying values of assets and liabilities and the reported expenses and balance sheet classifications that would be necessary if we were unable to realize our assets and settle our liabilities as a going concern in the normal course of operations. Such adjustments could be material.

Significant accounting policies

The accounting policies adopted in the preparation of the unaudited interim financial statements are consistent with those followed in the preparation of our annual audited Consolidated Financial Statements for the year ended December 31, 2019, except as set out below and in Note 2 - Recent accounting pronouncements.

Credit Losses

We adopted ASU 2016-13, Measurement of Credit Losses on Financial Instruments (Topic 326) on January 1, 2020. Refer to Note 3 – Current Expected Credit Losses for more information on the adoption of this update and the changes to our accounting policy.

Use of Estimates

The preparation of our consolidated financial statements requires us to make estimates, judgments and assumptions that may affect the reported amounts of assets, liabilities, equity, revenues and expenses and related disclosure of contingent assets and liabilities. The full extent to which the COVID-19 pandemic will directly or indirectly impact our business, results of operations and financial condition, including sales, expenses and reserves and allowances will depend on future developments that are highly uncertain, including as a result of new information that may emerge concerning COVID-19 and the actions taken to contain it or treat COVID-19, as well as the economic impact on local, regional, national and international customers and markets. We have made estimates of the impact of COVID-19 within our financial statements and there may be changes to those estimates in future periods. Actual results may differ from these estimates.

Presentation of rig management revenues and expenses

In 2019, we entered into management contract arrangements with Sonadrill and Northern Ocean which increased the volume of activity where we are managing rigs on behalf of other parties. We have therefore separately presented the revenues and expenses earned under arrangements where we provide management or operational services to other parties as separate revenue and expense line items and have presented the results of these activities as a separate operating segment (see Note 4 - Segment information).

We have recast the comparative figures in this report for the new presentation. The below table provides a comparison of the current presentation of the comparatives back to the previously reported numbers, for affected line items:
Consolidated Statement of Operations for the three months ended June 30, 2019

(In $ millions)	As previously reported	Adjustment	As currently reported
Reimbursable revenues	44	(34)	10
Management contract revenues	—	58	58
Other revenues	24	(24)	—

Vessel and rig operating expenses	(182)	9	(173)
Reimbursable expenses	(43)	34	(9)
Management contract expenses	—	(49)	(49)
Selling, general and administrative expenses	(30)	6	(24)

Consolidated Statement of Operations for the six months ended June 30, 2019

(In $ millions)	As previously reported	Adjustment	As currently reported
Reimbursable revenues	70	(51)	19
Management contract revenues	—	95	95
Other revenues	45	(44)	1

Vessel and rig operating expenses	(381)	17	(364)
Reimbursable expenses	(69)	51	(18)
Management contract expenses	—	(82)	(82)
Selling, general and administrative expenses	(61)	14	(47)